Loss before income tax	12 Months Ended
Jan. 31, 2019
Analysis of income and expense [abstract]
Loss before income tax
Other operating income

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
	£000	£000	£000
Analysis of other operating income by category:
Income recognized in respect of BARDA	13,091	1,772	—
Grant income	1,187	13	56
Income on remeasurement or derecognition of financial liabilities on funding arrangements (Note 21)	539	908	—
Income recognized in respect of the Wellcome Trust	—	—	13
Research and development credit	333	23	3
Other income	6	9	—
	15,156	2,725	72

BARDA
In September 2017, the Group was awarded a funding contract worth up to $62 million by the Biomedical Advanced Research and Development Authority ('BARDA'), an agency of the U.S. government's Department of Health and Human Services' Office of the Assistant Secretary for Preparedness and Response. The BARDA contract provides for a cost-sharing arrangement under which BARDA funds a specified portion of estimated costs for specified activities related to the continued clinical and regulatory development of ridinilazole for the treatment of CDI. Under the terms of the contract, the Group was initially eligible to receive $32 million from BARDA to fund, in part, obtaining regulatory approval for and commencing enrollment and dosing into the Group's two Phase 3 clinical trials of ridinilazole. In August 2018, the Group was awarded an additional $12 million upon exercise by BARDA of the first option work segment under the contract, which brought the total committed BARDA funding to $44 million. In addition, the Group is eligible for additional funding under the contract pursuant to two further independent option work segments, which may be exercised by BARDA in its sole discretion upon the achievement of certain development and other milestones for ridinilazole. If BARDA exercises its remaining option work segments in full, the total funding under the contract would increase up to $62 million.

Grant income includes income from funding arrangements with CARB-X and Innovate UK grants for the Group's antibiotic pipeline research and development activities.
CARB-X
In July 2018, the Group was granted a sub-award of up to $4.5 million from the Trustees of Boston University under the Combating Antibiotic Resistant Bacteria Biopharmaceutical Accelerator program, or CARB-X. Under the CARB-X award, the Group received an initial $2.0 million in funding from CARB-X in July 2018 that, in part, helped fund the selection of a preclinical candidate from the Group's lead gonorrhea series of clinical candidates. The remaining $2.5 million is split into two option segments, which may be exercised by CARB-X upon the achievement of certain development milestones. If exercised in full, this funding could support the development of the selected gonorrhea candidate through the end of a Phase 1 clinical trial.
Innovate UK
In January 2017, the Group's wholly owned subsidiary, Discuva Limited, was awarded a grant by Innovate UK worth up to £1.1 million. The grant helped to fund a specified portion of eligible costs incurred between January 2017 and December 2018 for activities related to the exploitation of transporters to develop novel antibiotics against Gram-negative bacteria.
Loss before income tax

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
	£000	£000	£000
Research and development
Employee benefit expense	6,264	5,616	4,218
Share-based payment expense	1,091	327	374
Program related costs	29,868	21,810	13,605
Amortization of intangible assets	829	105	10
Other research and development costs	1,122	1,112	745
	39,174	28,970	18,952
General and administration
Employee benefit expense	3,238	2,870	2,480
Share-based payment expense	3,652	1,280	1,005
Foreign exchange (gain) / loss	(491)	1,986	533
Depreciation of property, plant and equipment	309	141	48
Loss on disposal of assets	43	40	—
Other general and administration costs	4,818	5,613	4,211
Loss on contingent consideration	754	—	—
Royalty expense	19	69	—
	12,342	11,999	8,277